SHARE CAPITAL AND RESERVES - Share Purchase Option Compensation Plan (Details) - Share purchase option plan	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of maximum number of eligible shares in aggregate	10.00%
Percentage Of Maximum Number Of Eligible Shares In With Respect To Any One Optionee	5.00%
Hold period of option granted	4 months
Exercisable term	5 years